Consolidated statements of financial position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets
Property, plant and equipment	$ 13,102,546	$ 13,037,192
Intangible assets	14,785,875	23,826,282
Goodwill	33,800,276	3,978,065
Interests in associates	788,472
Deferred tax assets	243,449	79,702
Deferred expenses	6,307,834	0
Other non-current assets	1,292,462	693,548
Non-current assets	70,320,914	41,614,789
Deferred expenses	4,577,255
Inventories	4,534,072	6,829,226
Trade receivables	41,691,913	47,041,538
Deposits, prepayments and other receivables	6,889,114	7,817,756
Amounts due from related companies		9,060
Financial assets at fair value through profit or loss	17,537,608	9,906,000
Short-term deposits	19,920,160
Cash and cash equivalents	146,660,195	35,288,952
Current assets	241,810,317	106,892,532
Total assets	312,131,231	148,507,321
Liabilities
Deferred tax liabilities	3,185,440	659,498
Preference shares liabilities		486,404,770
Warrant liabilities	3,574,885
Lease liabilities	3,763,230	3,600,232
Other non-current liabilities	949,701
Non-current liabilities	11,473,256	490,664,500
Trade payables	7,291,133	9,979,726
Accrued expenses and other current liabilities	15,611,421	36,280,298
Contract liabilities	5,674,290	9,587,245
Lease liabilities	2,882,933	1,666,978
Liabilities for puttable financial instrument	17,138,905	0
Tax payable	8,596,433	1,223,487
Current liabilities	57,195,115	58,737,734
Total liabilities	68,668,371	549,402,234
Equity [abstract]
Share capital	13,698	1,493
Reserves	237,050,429	(400,811,431)
Total equity/(equity deficiency) attributable to equity shareholders of the Company	237,064,127	(400,809,938)
Non-controlling interests	6,398,733	(84,975)
Total equity/(equity deficiency)	243,462,860	(400,894,913)
Total equity and liabilities	$ 312,131,231	$ 148,507,321